Related Party Transactions (Details 1) - ARS ($) $ in Millions	Jun. 30, 2025	Jun. 30, 2024
Statement [Line Items]
Total related party balances	$ 39,066	$ 25,890
Trade And Receivables [Member]
Statement [Line Items]
Total related party balances	52,371	45,062
Trade And Other Payable [Member]
Statement [Line Items]
Total related party balances	(20,322)	(23,951)
Borrowings [Member]
Statement [Line Items]
Total related party balances	(1,215)	(1,086)
Investments In Financial Assets [Member]
Statement [Line Items]
Total related party balances	$ 8,232	$ 5,865